First Quarter Report
January 31, 2023 (Unaudited)
Columbia Strategic California Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Agency 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Certificates
Series ML10 Class ACA (FHLMC)
06/25/2038	2.046%	2,457,476	1,910,369
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,547,529)			1,910,369

Municipal Bonds 96.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.8%
City of Fresno Airport(a)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	503,885
07/01/2030	5.125%	1,050,000	1,058,972
City of Los Angeles Department of Airports(a)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,550,927
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,156,755
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Refunding Revenue Bonds
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,042,753
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,348,410
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	3,000,000	3,031,213
Total			11,692,915
Charter Schools 8.9%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	3,105,228
California Infrastructure & Economic Development Bank(b)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,083,615
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wonderful Foundations Charter School Portfolio Project
Series 2020
01/01/2055	5.000%	2,200,000	1,856,068
California Infrastructure & Economic Development Bank(b),(c)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	29,600,000	1,699,167
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	842,541
06/15/2049	5.000%	1,400,000	1,295,745
California School Finance Authority(b)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	1,600,000	1,619,167
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,545,469
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	725,457
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,092,299
07/01/2045	5.000%	1,705,000	1,725,832
Aspire Public School
Series 2022
08/01/2061	5.000%	4,000,000	4,024,939
Aspire Public Schools
Series 2020A
08/01/2059	5.000%	1,120,000	1,128,057
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	739,914
06/01/2061	4.000%	2,890,000	2,026,398
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,549,273
Series 2018
08/01/2048	5.000%	1,750,000	1,771,965
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,785,378
2	Columbia Strategic California Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,010,474
Series 2015A
07/01/2045	5.000%	1,000,000	1,012,903
Santa Clarita Valley International School Project
Series 2021
06/01/2061	4.000%	1,175,000	888,516
Total			36,528,405
Higher Education 5.9%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,425,214
Series 2018-A
12/01/2044	5.000%	2,000,000	2,049,606
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,090,601
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,574,913
California Municipal Finance Authority
Refunding Revenue Bonds
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	310,038
Revenue Bonds
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,076,908
04/01/2041	5.000%	2,000,000	2,145,736
California Public Finance Authority(b)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	3,000,000	3,199,740
California Statewide Communities Development Authority(b)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,042,828
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,408,979
11/01/2043	5.875%	1,875,000	1,885,760
Total			24,210,323
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 15.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	2,000,000	2,042,000
PIH Health
Series 2020A
06/01/2050	4.000%	4,500,000	4,464,175
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	7,620,978
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,109,818
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,038,711
Subordinated Series 2020A-2
11/01/2051	4.000%	5,195,000	5,147,966
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2047	5.000%	2,000,000	2,077,253
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	4,161,553
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,036,560
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,822,249
Adventist Health System West
Series 2015
03/01/2035	5.000%	1,850,000	1,931,729
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	732,646
Revenue Bonds
Emanate Health
Series 2020A
04/01/2045	4.000%	1,000,000	1,001,269

Columbia Strategic California Municipal Income Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	495,527
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,674,968
California Statewide Communities Development Authority(b)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,039,899
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,886,411
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	2,500,000	2,513,518
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	522,244
07/01/2048	4.000%	500,000	446,477
Total			61,765,951
Human Service Provider 1.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,115,583
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,642,627
Total			5,758,210
Local Appropriation 0.6%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	295,000	296,310
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,042,545
Total			2,338,855
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 12.5%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	856,845
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,287,142
Series 2021B
08/01/2046	3.000%	3,175,000	2,599,757
08/01/2050	2.375%	3,000,000	2,046,736
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,236,030
Chaffey Joint Union High School District(c)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	347,106
08/01/2035	0.000%	660,000	434,046
08/01/2036	0.000%	1,000,000	622,322
Coast Community College District(c)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	1,023,247
08/01/2043	0.000%	7,250,000	3,163,035
Compton Unified School District(c)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,582,331
Conejo Valley Unified School District(c)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,268,791
08/01/2030	0.000%	1,000,000	728,157
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	1,160,000	1,211,156
El Monte Union High School District(c)
Unlimited General Obligation Bonds
Series 2021E
06/01/2046	0.000%	2,765,000	1,039,318
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,917,321

4	Columbia Strategic California Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Community College District(c)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	622,609
02/01/2045	0.000%	1,250,000	488,386
Long Beach Unified School District(c)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,035,876
Manteca Unified School District(c)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,071,975
Monterey Peninsula Community College District(c)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,591,517
08/01/2033	0.000%	2,000,000	1,423,689
Mount San Antonio Community College District(c)
Unlimited General Obligation Bonds
Election of 2008
Series 2021E
08/01/2046	0.000%	8,230,000	3,061,444
Pomona Unified School District(c)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	701,628
08/01/2034	0.000%	1,610,000	1,083,040
Poway Unified School District(c)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,868,442
San Diego Unified School District(c)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,241,123
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,283,608
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,557,549
Total			51,394,226
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 12.4%
California Community Housing Agency(b)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	2,589,299
Mira Vista Hills Apartments
Series 2021
02/01/2056	4.000%	4,000,000	3,146,814
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	3,428,277
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	4,432,628	4,294,778
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	992,726
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,261,116
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,562,237
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,009,524
CMFA Special Finance Agency(b)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,490,361
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	3,000,000	2,522,311
CMFA Special Finance Agency VIII(b)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	2,000,000	1,640,874
CSCDA Community Improvement Authority(b)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,845,711
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,510,904

Columbia Strategic California Municipal Income Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,418,857
12/01/2056	4.000%	1,000,000	755,885
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,324,667
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,471,445
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,545,296
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,492,405
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,438,005
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,468,240
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	1,078,046
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,832,775
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,568,811
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	3,284,870
Total			50,974,234
Municipal Power 1.8%
Guam Power Authority(d)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	3,000,000	3,161,181
Puerto Rico Electric Power Authority(d),(e)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,965,000	1,375,500
Series 2012A
07/01/2042	0.000%	4,250,000	2,964,375
Total			7,501,056
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 1.4%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,041,107
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
11/25/2033	3.350%	3,802,194	3,652,345
Total			5,693,452
Ports 0.5%
Port of Los Angeles(a)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	2,000,000	2,036,938
Prepaid Gas 1.6%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	4,000,000	4,282,109
12/01/2053	5.000%	1,000,000	1,067,643
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,291,380
Total			6,641,132
Recreation 0.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Los Angeles County Museum of Natural History
Series 2020
07/01/2050	4.000%	1,500,000	1,412,944
Refunded / Escrowed 1.2%
California School Finance Authority(b)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,097,989
07/01/2046	6.375%	155,000	167,874
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	150,000	159,796
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	115,000	116,392

6	Columbia Strategic California Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Unified School District(c)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,366,182
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	684,525
Riverside Community College District(c)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	446,053
08/01/2031	0.000%	1,000,000	705,629
Total			4,744,440
Resource Recovery 0.0%
California Municipal Finance Authority(a),(b),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 5.8%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,698,951
07/01/2044	5.000%	700,000	730,017
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,499,803
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	1,973,279
10/01/2049	4.000%	2,500,000	2,446,376
Paradise Valley Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,262,441
California Public Finance Authority(b)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2046	5.000%	1,000,000	896,198
11/15/2056	5.000%	1,000,000	866,154
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,617,501
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,203,592
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,729,616
04/01/2047	5.000%	250,000	261,284
Series 2021
04/01/2046	3.000%	1,000,000	765,300
04/01/2051	3.000%	1,250,000	910,115
Total			23,860,627
Sales Tax 3.4%
Commonwealth of Puerto Rico(c),(d)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,945,522	856,030
Subordinated Series 2022
11/01/2043	0.000%	876,694	386,841
Puerto Rico Sales Tax Financing Corp.(c),(d)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	27,900,000	7,661,535
Puerto Rico Sales Tax Financing Corp.(d)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	5,000,000	4,926,244
Total			13,830,650
Special Non Property Tax 0.1%
Puerto Rico Highway & Transportation Authority(c),(d)
Revenue Bonds
Series 2022B
07/01/2032	0.000%	198,983	125,111
Series 2022C
07/01/2053	0.000%	340,377	197,418
Total			322,529
Special Property Tax 7.8%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,035,000	1,038,596
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	480,000	481,647

Columbia Strategic California Municipal Income Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,115,191
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	1,880,000	1,925,350
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,589,295
09/01/2036	5.000%	2,435,000	2,554,647
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(b)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	995,186
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	765,666
09/01/2051	4.000%	865,000	753,924
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	761,489
09/01/2044	5.000%	2,525,000	2,553,171
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,507,423
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	905,000	949,539
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	90,000	90,443
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,074,438
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	269,170
09/01/2040	4.000%	690,000	661,596
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,030,452
Pittsburg Successor Agency Redevelopment Agency(c)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,010,632
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,400,000	1,478,950
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,101,468
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,033,922
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,255,050
Total			31,997,245
State Appropriated 1.8%
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,504,875
Series 2014B
10/01/2039	5.000%	1,000,000	1,036,576
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,030,719
Total			7,572,170

8	Columbia Strategic California Municipal Income Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 1.1%
Commonwealth of Puerto Rico(c),(d)
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	61,827	57,904
Commonwealth of Puerto Rico(d)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2035	4.000%	166,435	151,173
07/01/2037	4.000%	142,845	126,403
07/01/2041	4.000%	194,215	167,011
07/01/2046	4.000%	641,981	535,291
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,323,965
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			4,363,752
Tobacco 4.2%
California County Tobacco Securitization Agency(c)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,225,601
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,219,917
Golden State Tobacco Securitization Corp.(c)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	5,036,212
Tobacco Securitization Authority of Northern California(c)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	886,546
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	4,385,000	4,538,508
Tobacco Securitization Authority of Southern California(c)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,291,942
Total			17,198,726
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 3.1%
Foothill-Eastern Transportation Corridor Agency(c)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,510,908
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,322,740
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2046	4.000%	525,000	512,637
Riverside County Transportation Commission(c)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,457,105
06/01/2033	0.000%	2,940,000	1,995,732
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,011,364
Total			12,810,486
Water & Sewer 3.0%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,335,061
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,102,366
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2052	5.000%	2,000,000	2,253,971
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Series 2020A (BAM)
12/01/2055	4.000%	4,500,000	4,453,661
Total			12,145,059
Total Municipal Bonds (Cost $434,696,929)			396,849,225

Columbia Strategic California Municipal Income Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2023 (Unaudited)
Money Market Funds 1.8%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(f)	164,701	164,701
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(f)	7,331,357	7,331,357
Total Money Market Funds (Cost $7,496,048)		7,496,058
Total Investments in Securities (Cost: $444,740,506)		406,255,652
Other Assets & Liabilities, Net		4,087,390
Net Assets		410,343,042
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $86,286,678, which represents 21.03% of total net assets.
(c)	Zero coupon bond.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2023, the total value of these securities amounted to $22,692,017, which represents 5.53% of total net assets.
(e)	Represents a security in default.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Strategic California Municipal Income Fund | First Quarter Report 2023

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